Equity (Details 1) - Level 3 of the fair value hierarchy [Member] $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Statement Line Items [Line Items]
Balance
Issuance at April 3, 2020	1,250
Net change in fair value of the Series B warrants designated at fair value through profit or loss	172
Conversion part of Series B warrants	(1,419)
Balance	$ 3